Note 6 - Allowance for Loan Losses and Credit Quality Information - Non-accrual Loans (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-accrual loans	$ 2,081,000	$ 2,678,000	$ 3,200,000
Residential Portfolio Segment [Member]
Non-accrual loans	617,000	730,000
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Non-accrual loans	184,000	201,000
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Non-accrual loans	0	1,110,000
Consumer Portfolio Segment [Member]
Non-accrual loans	659,000	489,000
Commercial Portfolio Segment [Member]
Non-accrual loans	$ 621,000	$ 148,000